Segment Reporting - Summary of Segment Reporting (Detail) HLS in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024 USD ($) HLS	Dec. 31, 2023 USD ($) HLS	Dec. 31, 2022 USD ($) HLS
Disclosure of operating segments [line items]
Revenue		$ 59,768	$ 59,380	$ 57,786	[1]
Profit from operations		15,487	13,966	14,517	[1]
Net finance income/(expense)		(5,353)	(5,102)	(4,148)	[1],[2]
Exceptional share of results of associates	[2]	104	(35)	(1,143)
Income tax expense		(3,152)	(2,234)	(1,928)	[1]
Profit		7,416	6,891	$ 7,597	[1]
Segment assets (non-current)		$ 183,637	$ 195,973
AB InBev Worldwide [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		576	585	595
Revenue		$ 59,768	$ 59,380	$ 57,786
Profit from operations		15,487	13,966	14,517
Net finance income/(expense)		(5,353)	(5,102)	(4,148)
Share of results of associates		329	295	299
Exceptional share of results of associates		104	(35)	(1,143)
Income tax expense		(3,152)	(2,234)	(1,928)
Profit		7,416	6,891	7,597
Segment assets (non-current)		183,637	195,973	189,758
Gross capex		$ 3,863	$ 4,638	$ 5,160
FTE	[3]	143,885	154,540	165,193
AB InBev Worldwide [member] | North America [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		86	90	103
Revenue		$ 14,655	$ 15,072	$ 16,566
Profit from operations		4,350	3,607	5,220
Segment assets (non-current)		62,292	62,931	63,379
Gross capex		$ 454	$ 530	$ 695
FTE	[3]	16,492	17,950	20,040
AB InBev Worldwide [member] | Middle America [Member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		150	149	148
Revenue		$ 17,072	$ 16,348	$ 14,180
Profit from operations		6,809	6,201	5,219
Segment assets (non-current)		66,586	74,160	66,262
Gross capex		$ 1,168	$ 1,371	$ 1,319
FTE	[3]	45,630	48,069	52,355
AB InBev Worldwide [member] | South America [Member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		161	162	164
Revenue		$ 12,423	$ 12,040	$ 11,599
Profit from operations		3,012	2,838	2,620
Segment assets (non-current)		12,820	14,791	14,297
Gross capex		$ 702	$ 830	$ 1,001
FTE	[3]	34,639	36,267	40,589
AB InBev Worldwide [member] | EMEA [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		94	90	91
Revenue		$ 9,003	$ 8,589	$ 8,120
Profit from operations		1,765	1,461	1,478
Segment assets (non-current)		27,951	29,302	30,918
Gross capex		$ 668	$ 906	$ 1,011
FTE	[3]	19,979	21,011	21,306
AB InBev Worldwide [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		84	93	89
Revenue		$ 6,196	$ 6,824	$ 6,532
Profit from operations		1,222	1,451	1,431
Segment assets (non-current)		10,952	11,980	12,397
Gross capex		$ 379	$ 498	$ 496
FTE	[3]	21,483	24,992	24,331
AB InBev Worldwide [member] | Global export and holding companies [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		0	0	1
Revenue		$ 418	$ 508	$ 790
Profit from operations		(1,671)	(1,592)	(1,451)
Segment assets (non-current)		3,036	2,808	2,505
Gross capex		$ 492	$ 504	$ 638
FTE	[3]	5,662	6,251	6,572

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation were amended to conform to the 2023 and 2024 presentation.
[2]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation was amended to conform to the 2023 and 2024 presentation.
[3]	The 2022 presentation was amended to conform to the 2023 and 2024 presentation.